Amount Due to Director	12 Months Ended
Mar. 31, 2025
Amount Due to Director [Abstract]
AMOUNT DUE TO DIRECTOR
14	AMOUNT DUE TO DIRECTOR

Amount due to director represents unsecured advances, which are non-interest bearing and repayable within the next twelve (12) months.

Information of financial risks of the amounts due to a director were disclosed in Note 29 to the financial statements.